Newbuildings	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Newbuildings
Newbuildings

(In millions of U.S. dollars)	December 31, 2016	December 31, 2015
Opening balance	—	172.6
Additions	—	30.5
Capitalized interest and loan related costs	—	7.3
Re-classified as held for sale	—	(210.4)
Closing balance	—	—

Additions in 2015 are related to the construction of the semi-submersible drilling rig West Rigel.

As of December 2, 2015, the West Rigel, with book value of $210.4 million, was reclassified as an asset held for sale. Refer to Note 12 "Asset held for sale" for more information.